Derivative Financial Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments and Hedging Activities

(10) Derivative Financial Instruments and Hedging Activities

Comstock periodically uses swaps, floors and collars to hedge oil and natural gas prices and interest rates. Swaps are settled monthly based on differences between the prices specified in the instruments and the settlement prices of futures contracts. Generally, when the applicable settlement price is less than the price specified in the contract, Comstock receives a settlement from the counterparty based on the difference multiplied by the volume or amounts hedged. Similarly, when the applicable settlement price exceeds the price specified in the contract, Comstock pays the counterparty based on the difference. Comstock generally receives a settlement from the counterparty for floors when the applicable settlement price is less than the price specified in the contract, which is based on the difference multiplied by the volumes hedged. For collars, generally Comstock receives a settlement from the counterparty when the settlement price is below the floor and pays a settlement to the counterparty when the settlement price exceeds the cap. No settlement occurs when the settlement price falls between the floor and cap.

All of the Company’s derivative financial instruments are used for risk management purposes and by policy none are held for trading or speculative purposes. Comstock minimizes credit risk to counterparties of its derivative financial instruments through formal credit policies, monitoring procedures, and diversification. All of Comstock’s derivative financial instruments are with parties that are lenders under its bank credit facility. The Company is not required to provide any credit support to its counterparties other than cross collateralization with the assets securing its bank credit facility. None of the Company’s derivative financial instruments involve payment or receipt of premiums.

During 2013 and 2014, the Company hedged 2,160,000 barrels and 2,438,000 barrels, respectively, of its oil production at an average NYMEX West Texas Intermediate oil price of $98.67 per barrel and $96.56 per barrel, respectively. During 2015, the Company hedged 1,800,000 Mmbtu of its gas production at an average NYMEX Henry Hub natural gas price of $3.20 per Mmbtu.

As of December 31, 2015, the Company had the following outstanding commodity derivatives:

Commodity and Derivative Type	Weighted-Average Contract Price	Contract Volume (Mmbtu)	Contract Period

Natural Gas Swap Agreements	$3.20 per Mmbtu	1,800,000	Jan. 2016 – June 2016

None of the derivative contracts were designated as cash flow hedges. The Company recognizes cash settlements and changes in the fair value of its derivative financial instruments as a single component of other income (expenses).

The gain (loss) on derivative financial instruments was a loss of $8.4 million, a gain of $8.2 million and a gain of $2.7 million for the years ended December 31, 2013, 2014 and 2015, respectively. Cash settlements received on derivative financial instruments were $2.3 million, $9.1 million and $1.2 million for the years ended December 31, 2013, 2014 and 2015, respectively. The estimated fair value of the Company’s derivative financial instruments, which equaled their carrying value, was an asset of $1.4 million as of December 31, 2015 which was reflected as a current asset based on estimated settlement dates.